Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Common Share, Basic and Diluted [Line Items]
Preferred stock redeemed, Value	[1]	$ 2,150
Earnings Per Common Share [Abstract]
Wells Fargo net income		22,393	$ 22,183	$ 21,938
Less: Preferred stock dividends and other		1,704	1,629	1,565
Wells Fargo net income applicable to common stock		$ 20,689	$ 20,554	$ 20,373
Earnings per common share
Average common shares outstanding (denominator) (in shares)		4,799.7	4,964.6	5,052.8
Per share (in dollars per share)		$ 4.31	$ 4.14	$ 4.03
Diluted earnings per common share
Average common shares outstanding (in shares)		4,799.7	4,964.6	5,052.8
Diluted average common shares outstanding (denominator) (in shares)		4,838.4	5,017.3	5,108.3
Per share (in dollars per share)		$ 4.28	$ 4.10	$ 3.99
Series J [Member]
Earnings per Common Share, Basic and Diluted [Line Items]
Preferred stock redeemed, Value		$ 155
Stock Options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)		8.0	17.1	18.9
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)		26.3	24.7	25.9
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)		4.4	10.9	10.7

[1]	(3)Represents the impact of the redemption of preferred stock, series J, in third quarter 2018.